Income and expenses - Income taxes - Deferred tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets/(liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	€ 0	€ 0	€ 26
Amortization development assets and other intangible assets	75	38	224
Depreciation property, plant and equipment	125	70	30
Other items	1	84	35
Total deferred tax assets	201	192	315
Property, plant and equipment	(209)	(403)	(694)
Intangible assets	(6,414)	(4,937)	(5,370)
Investment grants	(227)	(301)	(312)
Inventory valuation	(31)	(89)	141
Other items	76	(17)	9
Total deferred tax liabilities	(6,805)	(5,747)	(6,226)
Total deferred tax income (loss)	0	0	0
Income/(expense) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	0	0	0
Amortization development assets and other intangible assets	0	0	0
Depreciation property, plant and equipment	0	0	0
Other items	0	0	0
Income expense from total defered tax assets	9	(124)	11
Property, plant and equipment	0	0	0
Intangible assets	0	0	0
Investment grants	0	0	0
Inventory valuation	0	0	0
Other items	0	0	0
Income expense from total deferred tax liabilities	(1,058)	455	780
Total deferred tax income (loss)	€ (1,049)	€ 331	€ 791